UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:       811-06496



                              PIC GROWTH PORTFOLIO
               (Exact name of registrant as specified in charter)

                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                    (Address of principal executive offices)

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                     (Name and address of agent for service)

                                    Copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                           Los Angeles, CA 90071-2228

                                 (626) 449-8500
               Registrant's telephone number, including area code


Date of fiscal year end:       OCTOBER 31, 2003
                               ----------------

Date of reporting period:      OCTOBER 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL REPORT
PERIOD ENDING OCTOBER 31, 2003





P I C
------------
PROVIDENT
------------
INVESTMENT
------------
COUNSEL
------------
EST. 1951





                           FAMILY OF GROWTH-ORIENTED
                           MUTUAL FUNDS



                           [ ] Growth Fund I







GROWTH STOCK
LEADERS FOR A HALF
CENTURY


www.provnet.com

CONTENTS

                              2         PRESIDENT'S LETTER

                              3         THE U.S. EQUITY INVESTMENT ENVIRONMENT

                              4         FUND REVIEW

                              6         OUTLOOK & STRATEGY

THE FUND                      7         STATEMENT OF ASSETS
                                        AND LIABILITIES

                              8         STATEMENT OF OPERATIONS

                              9         STATEMENTS OF CHANGES
                                        IN NET ASSETS

                              10        FINANCIAL HIGHLIGHTS

                              11        NOTES TO FINANCIAL STATEMENTS

THE PORTFOLIO                 13        REPORT OF INDEPENDENT AUDITORS

                              14        STATEMENT OF NET ASSETS

                              16        STATEMENT OF OPERATIONS

                              17        STATEMENTS OF CHANGES
                                        IN NET ASSETS

                              17        SELECTED RATIO DATA

                              18        NOTES TO FINANCIAL STATEMENTS

                              20        REPORT OF INDEPENDENT AUDITORS

                              21        SPECIAL MEETINGS OF SHAREHOLDERS

                              22        TRUSTEE AND OFFICER INFORMATION

--------------------------------------------------------------------------------
PRESIDENT'S LETTER
--------------------------------------------------------------------------------





[PHOTO OMITTED]




COMMENTS ON
CORPORATE GOVERNANCE

As you are aware, regulatory agencies continue to examine the conduct of the mutual fund industry. The latest practices under inspection are related to market timing and late day trading. Provident Investment Counsel does not allow our Funds to be used for market timing purposes. Further, we do not allow, under any known circumstance, mutual fund transactions to be accepted after the market close.

Provident Investment Counsel will continue to uphold the highest ethical standards. We are committed to act in a manner that is consistent with our fiduciary responsibilities and will always put the interests of our shareholders first.





DEAR FELLOW SHAREHOLDERS:

Enclosed are reports on the financial activities and performance for your Fund for the fiscal year ended October 31, 2003. This year ended with the Dow Jones Industrial Average (+16.72), the S&P 500 Index (+20.80) and the NASDAQ Composite Index (+46.05) all posting impressive double digits returns. We are pleased to be able to report in the following pages positive absolute returns this year for the Fund as well. As we know, growth investors have been anxiously awaiting this environment. The first half of 2003 has proven to be a volatile but rewarding period for investors. We have seen some rallies in U.S. equities, however we cannot be certain if this short-term performance represents the turning point for the U.S. Markets and particularly growth equities. As we move into 2004, we will endeavor to stay consistent with our style and investment process. We remain focused on our extensive research efforts to identify those category-leading companies that should continue to fully participate in any sustainable upswing in the growth equity markets.

We appreciate the continued trust you have placed in Provident. Over the long term, we believe the U.S. equity markets will continue to reward investors over the long-term. As we approach this holiday season and the beginning of a new year, we wish you and your family joy, happiness, health, and prosperity.

                        Cordially,



                        /S/ THOMAS M. MITCHELL
                        ----------------------
                        Thomas M. Mitchell
                        President, PIC Investment Trust














PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to the subsequent pages of the report for complete standardized performance information and index descriptions.

--------------------------------------------------------------------------------
THE U.S. EQUITY INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------


IMPROVED EARNINGS REPORTS

The year 2003 began with much investor optimism, but the ongoing concern over the war with Iraq was the centerpiece issue that temporarily soured investor sentiment. During the first calendar quarter of 2003, we saw further clarity with respect to Iraq. This coupled with the trends developing in the equity markets, led to our optimism that the Fund would likely see absolute returns move higher. As a new up cycle developed, attention quickly turned to higher quality companies that had more predictable earnings patterns. In the early part of the year, over 300 of the S&P 500 companies reported 4th quarter results, and over 75% either met or exceeded expectations. Corporate profits were starting to recover, company balance sheets were stronger, and regulatory authorities continued to make progress addressing governance and accounting issues. Lower-priced issues that led the strong fourth calendar quarter of 2002 advanced in the market. Against an unstable macroeconomic backdrop, first quarter performance finished on a positive note. During this period, growth stocks outperformed value stocks as investors focused on those companies that could grow earnings during the early stages of the economic recovery.

During the beginning of the second calendar quarter, stocks across the board did exceedingly well. After a strong move in April, May and June proved to be almost as strong for the equity markets as investors focused on the continuation of better reported earnings. With almost 100% of companies reporting in the broad S&P 500, average corporate profits were up 11% (YEAR-OVER-YEAR) for the first calendar quarter. In addition, positive macroeconomic data points surfaced, which included the $350 billion tax-cut, a weaker dollar, and a continuation of low interest rates. These factors contributed to a more positive sentiment which helped equity prices. The second calendar quarter was the best performing quarter for the broad stock market (AS MEASURED BY THE S&P 500 INDEX), since the 4th quarter of 1998, and the fifth best performing quarter since 1980.

After a strong second quarter, some pullback would not have been surprising. However, buttressed by continued solid earnings reports across industry groups, particularly from selected technology companies, equity prices continued their advances. Much of this was attributed to the improving profit picture and investors' perception that the business recovery seemed to be strengthening. This perception was confirmed with the reported preliminary 2nd quarter GDP report, which showed the economy growing at a 2.4% rate-quite a bit higher than was expected.

SHORT LIVED CORRECTION

The third calendar quarter ended with stocks in all U.S. asset classes experiencing a correction. As expected, the degree of the correction, which began on September 19th, varied substantially between asset classes. For several months, we had anticipated some pullback. This was an opportunity to selectively add to existing positions or to add new holdings to the Fund. We expected the correction would be short lived because we believed that third quarter corporate earnings would be better than most investors expected. During the month of October, U.S. growth equities continued their resurgence with another outstanding month of absolute returns. Stocks moved higher with the S&P 500 Index tacking on meaningful gains during the month. We believe the solid earnings reports and continued investors' optimism that strong earnings gains for the remainder of this year and the first half of 2004 were the catalysts for the strong performance in October. Additionally, the recently reported 7.2% rise in GDP for the third quarter topped even the most optimistic estimates. All of the ground that was lost in the mild correction in September 2003 was made up during October. The fiscal year ended with small cap growth stocks rising 46.56%, mid cap growth stocks advancing 39.30%, and large cap growth stocks increasing by 21.81% (AS MEASURED BY THE RUSSELL GROWTH INDICES).

--------------------------------------------------------------------------------
FUND REVIEW
--------------------------------------------------------------------------------

PROVIDENT INVESTMENT COUNSEL'S
GROWTH FUND I
--------------------------------------------------------------------------------
At the fiscal year end, PROVIDENT INVESTMENT COUNSEL'S GROWTH FUND I (THE "FUND") appreciated 15.31%. The primary contributors to the positive performance to the Russell 1000(R) Growth Index was the exposure in the health technology and technology services sectors. In the health technology sector, stock selection added 45 basis points (bps) of relative returns. Within this sector, the best performing stocks came from the medical specialties and major pharmaceutical industries. In the technology services area, the Fund's best performing stocks came from the data processing services industry and an internet software provider where our stock selection added 70 bps to relative performance. In addition, the Fund's zero exposure in the consumer non-durables and distribution services sectors added 166 bps to relative performance.

--------------------------------------------------------------------------------

The primary detractors from relative performance came from weak stock selection in the electronic technology and the retail trade sectors. During the year, stock selection and allocation to these sectors cost over 400 bps of relative performance.

--------------------------------------------------------------------------------

Since our last report, our investment strategy and outlook remains little changed. Strong upward revisions of 2003 and 2004 earnings estimates continue, and at the fiscal year end valuations in the Fund are still reasonable when viewed from the perspective of our 2004 earnings estimates. As we have mentioned before, we focus intensely on each company in an effort to thoroughly understand the primary drivers of revenue and earnings growth as well as the risks. Of the many exogenous risks to the market, we believe that a faltering of this nascent economy recovery poses the greatest potential negative impact to equities. Having said that, in our view the general outlook for the Fund is favorable as we believe most companies will meet or exceed earnings expectations over the coming months.


EQUITY SECTOR DIVERSIFICATION:                                 % OF NET
(AS OF OCTOBER 31, 2003)                                        ASSETS
--------------------------------------------------------------------------------
                         Health Technology                     24.2%
                         Electronic Technology                 20.4%
                         Technology Services                   15.9%
                         Finance                               13.4%
 [PIE CHART OMITTED]     Consumer Services                     10.5%
                         Retail Trade                           7.2%
                         Health Services                        2.3%
                         Industrial Services                    2.2%
                         Process Industries                     1.6%
                         Transportation                         1.2%



TOP 10 EQUITY HOLDINGS:                                               % OF NET
(AS OF OCTOBER 31, 2003)                                                ASSETS
--------------------------------------------------------------------------------
PFIZER, INC.                                                             4.37%
PFIZER IS A MAJOR PRODUCER OF PHARMACEUTICALS, HOSPITAL PRODUCTS, ANIMAL HEALTH LINES, CONSUMER PRODUCTS AND SPECIALTY CHEMICALS AND MINERALS.
--------------------------------------------------------------------------------
CISCO SYSTEMS, INC.                                                      4.23%
CISCO SYSTEMS IS THE WORLDWIDE LEADER IN NETWORKING FOR THE INTERNET, PROVIDING HARDWARE AND SOFTWARE SOLUTIONS THAT LINK COMPUTER NETWORKS.
--------------------------------------------------------------------------------
SLM CORP.                                                                4.11%
SLM CORP. IS A HOLDING COMPANY SERVING AS THE MAJOR INTERMEDIARY
TO THE NATION'S HIGHER EDUCATION CREDIT MARKET, FEATURING A LEADING SOURCE OF FUNDS, ACCOUNT SERVICING AND OTHER OPERATIONAL SUPPORT SERVICES FOR FEDERALLY INSURED STUDENT AND PARENT LOANS.
--------------------------------------------------------------------------------
GOLDMAN SACHS GROUP, INC.                                                3.37%
GOLDMAN SACHS GROUP IS A LEADING GLOBAL INVESTMENT BANKING AND SECURITIES FIRM. THE COMPANY PROVIDES A FULL RANGE OF INVESTING, ADVISORY AND FINANCIAL SERVICES WORLDWIDE TO CORPORATIONS, FINANCIAL INSTITUTIONS, GOVERNMENTS AND HIGH NET WORTH INDIVIDUALS.
--------------------------------------------------------------------------------
MICROSOFT CORP.                                                          3.33%
MICROSOFT DEVELOPS, MANUFACTURES, LICENSES AND SUPPORTS A WIDE RANGE OF SOFTWARE PRODUCTS FOR A MULTITUDE OF COMPUTING DEVICES.
--------------------------------------------------------------------------------
APPLIED MATERIALS, INC.                                                  3.13%
APPLIED MATERIALS DEVELOPS, MANUFACTURES, MARKETS AND SERVICES SEMICON- DUCTOR WAFER FABRICATION EQUIPMENT AND RELATED SPARE PARTS FOR THE WORLDWIDE SEMICONDUCTOR INDUSTRY.
--------------------------------------------------------------------------------
SAP AG-SPONSORED ADR                                                     3.13%
SAP IS A GERMAN COMPANY ENGAGED IN THE DEVELOPMENT OF
CLIENT/SERVER ENTER- PRISE APPLICATION SOFTWARE FOR BUSINESSES.
--------------------------------------------------------------------------------
AMGEN, INC.                                                              2.91%
AMGEN IS A BIOTECHNOLOGY COMPANY DEVELOPING HUMAN THERAPEUTICS BASED ON
ADVANCES IN CELLULAR AND MOLECULAR BIOLOGY.
--------------------------------------------------------------------------------
BED, BATH & BEYOND, INC.                                                 2.57%
BED, BATH & BEYOND OPERATES 497 SUPERSTORES IN 44 STATES, SELLING BETTER
QUALITY DOMESTIC MERCHANDISE AND HOME FURNISHINGS.
--------------------------------------------------------------------------------
MAXIM INTEGRATED PRODUCTS                                                2.48%
MAXIM INTEGRATED PRODUCTS DESIGNS, MANUFACTURES AND MARKETS LINEAR AND MIXED-SIGNAL INTEGRATED ANALOG CIRCUITS.
--------------------------------------------------------------------------------

------
Fund holdings are subject to change and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------
FUND REVIEW (Continued)
--------------------------------------------------------------------------------


      Date            Provident Investment     Russell 1000(R)     S&P 500 Index
                     Counsel Growth Fund I      Growth Index
--------------------------------------------------------------------------------
         06/11/92           $10,000                 $10,000            $10,000
         10/31/92           $10,810                 $10,643            $10,339
         04/30/93           $10,349                 $10,678            $11,022
         10/31/93           $11,610                 $11,421            $11,884
         04/30/94           $10,950                 $11,086            $11,609
         10/31/94           $11,710                 $12,038            $12,344
         04/30/95           $11,710                 $13,261            $13,636
         10/31/95           $14,263                 $15,557            $15,608
         04/30/96           $14,883                 $17,578            $17,756
         10/31/96           $16,264                 $18,987            $19,369
         04/30/97           $17,524                 $21,457            $22,219
         10/31/97           $20,565                 $24,774            $25,588
         04/30/98           $24,401                 $30,488            $31,344
         10/31/98           $24,595                 $30,878            $31,216
         04/30/99           $30,444                 $38,575            $38,184
         10/31/99           $32,240                 $41,453            $39,227
         04/30/00           $38,539                 $49,213            $42,050
         10/31/00           $35,853                 $45,319            $41,617
         04/30/01           $24,302                 $33,341            $36,595
         10/31/01           $18,142                 $27,218            $31,258
         04/30/02           $18,592                 $26,639            $31,975
         10/31/02           $14,388                 $21,879            $26,531
         04/30/03           $14,793                 $22,812            $27,721
         10/31/03           $16,591                 $26,651            $32,055








                                             AVERAGE ANNUALIZED TOTAL RETURNS
                                              PERIODS ENDED OCTOBER 31, 2003
                                        ------------------------------------------
                                                                           SINCE
                                        ONE YEAR  FIVE YEARS  TEN YEARS  INCEPTION
                                        --------  ----------  ---------  ---------
     Provident Investment Counsel
       Growth Fund I                      15.31%    (7.57%)      3.63%      4.54%
     Russell 1000(R)Growth Index*         21.81%    (2.90%)      8.84%      8.98%
     S&P 500 Index +                      20.80%     0.53%      10.43%     10.77%


--------
     PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflects fee waivers in effect and in the absence of such waivers, total returns would be lower. Total returns assumes reinvestment of dividends and capital gains, but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^    The Fund commenced operations on June 11, 1992.

* The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

+ The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

     Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

--------------------------------------------------------------------------------
OUTLOOK & STRATEGY
--------------------------------------------------------------------------------

Although terrorism, accounting scandals, and a weak economic environment hurt growth investors over much of the past three years, we believe the outlook is positive. With better economic data, no further domestic terrorists' acts, and no major accounting scandals, investor confidence has improved. Strong upward revisions of 2003 and 2004 earnings estimates continue. Throughout the year, the Fund has been more heavily weighted in those areas where we have found accelerating earnings. We believe the Fund is well positioned to continue to emerge out of a difficult three-year period, particularly for corporate America. As we continue to see more evidence of a sustainable recovery in growth stocks, we will adjust the Fund to reflect such a view.

Importantly, our investment philosophy remains the same -- to find high growth, category leading companies with a sustainable advantage. We will continue to emphasize quality of balance sheets and management teams, while targeting companies with specific catalysts for growth that should lead to positive earnings revisions. Currently, we are finding the best relative earnings visibility and strength within the pharmaceutical and medical device industries. We are also still finding strength in consumer-related companies that offer low-priced or value-oriented products. Finally, technology companies are witnessing a more stable business environment. In addition, many technology companies have significantly improved their financial position and, through much better operating leverage, are poised to generate stronger earnings with modest increases in corporate spending.

As a part of our process, we adhere to the discipline of price targets, as well as other valuation tools that assist us in managing the Fund. We continue to monitor valuations closely and make any necessary adjustments to ensure that a stock's valuation is not ahead of its fundamentals. Accordingly, we continue to cut back our more expensive names and add to those that we believe are more attractively valued.

The broad equity markets have certainly produced solid absolute returns over the past fiscal year. Encouraging for growth investors is that, while growth stocks have performed well more recently, on a longer-term basis (FOUR YEARS), growth stocks have underperformed the broader market. In our view, there is still considerable room for growth stocks to perform well relative to the broader universe of stocks. Importantly, regardless of the direction of the market, at Provident Investment Counsel, we will continue to focus on our primary objective of finding those companies with strong catalysts for revenue and earnings growth, a well-articulated strategy, and solid management.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at October 31, 2003
--------------------------------------------------------------------------------

ASSETS

  Investment in Portfolio, at cost ...........................    $  41,910,331
                                                                  =============

  Investment in Portfolio, at value ..........................    $  50,486,847
  Receivables:
    Investment in portfolio sold .............................              697
    From Provident Investment Counsel, Inc. (Note 3) .........            2,299
  Prepaid expenses ...........................................            4,413
                                                                  -------------
    Total assets .............................................       50,494,256
                                                                  -------------

LIABILITIES

  Payables:
    Fund shares redeemed .....................................              697
  Deferred trustees' compensation (Note 3) ...................           41,118
  Accrued expenses ...........................................           33,833
                                                                  -------------
    Total liabilities ........................................           75,648
                                                                  -------------

NET ASSETS

  Applicable to shares of beneficial interest outstanding ....    $  50,418,608
                                                                  =============

  Shares of beneficial interest outstanding ..................        6,835,168
                                                                  -------------

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...    $        7.38
                                                                  =============

COMPONENTS OF NET ASSETS

  Paid-in capital ............................................    $ 104,948,638
  Accumulated net investment loss ............................         (105,390)
  Accumulated net realized loss on investments ...............      (63,001,156)
  Net unrealized appreciation on investments .................        8,576,516
                                                                  -------------
    Net assets ...............................................    $  50,418,608
                                                                  =============




See accompanying Notes to Financial Statements.



                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Year Ended October 31, 2003
--------------------------------------------------------------------------------


INVESTMENT INCOME

  NET INVESTMENT LOSS ALLOCATED FROM PORTFOLIO
    Dividends (net of foreign taxes of $4,571) ...............     $    303,592
    Interest .................................................           17,662
    Income from securities loaned - net ......................           10,136
    Expenses .................................................         (485,223)
                                                                   ------------
      Net investment loss from Portfolio .....................         (153,833)
                                                                   ------------

FUND EXPENSES
    Administration fees (Note 3) .............................          111,864
    Transfer agent fees ......................................           82,437
    Legal fees ...............................................           21,306
    Audit fees ...............................................           16,998
    Registration expense .....................................           15,114
    Custody and accounting services fees .....................            6,001
    Trustee fees (Note 3) ....................................           23,947
    Miscellaneous ............................................            3,027
    Reports to shareholders ..................................            2,397
                                                                   ------------
      Total expenses .........................................          283,091
      Less: fees waived and expenses absorbed (Note 3) .......         (162,013)
                                                                   ------------
      Net expenses ...........................................          121,078
                                                                   ------------
      NET INVESTMENT LOSS ....................................         (274,911)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ALLOCATED FROM PORTFOLIO

  Net realized loss on investments ...........................       (6,559,791)
  Net unrealized appreciation on investments .................       12,610,440
                                                                   ------------
  Net realized and unrealized gain on investments ............        6,050,649
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     $  5,775,738
                                                                   ============



See accompanying Notes to Financial Statements.


                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                   OCTOBER 31, 2003    OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

  Net investment loss .............................................   $   (274,911)   $   (542,248)
  Net realized loss on investments ................................     (6,559,791)    (17,357,070)
  Net unrealized appreciation on investments ......................     12,610,440       3,417,329
                                                                      ------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      5,775,738     (14,481,989)
                                                                      ------------    ------------

BENEFICIAL INTEREST SHARE TRANSACTIONS

  Proceeds from shares sold .......................................      8,028,847      15,450,345
  Cost of shares redeemed .........................................    (15,919,758)    (32,823,822)
                                                                      ------------    ------------

  Decrease in net assets derived from
    capital share transactions ....................................     (7,890,911)    (17,373,477)
  Redemption fees .................................................            301            --
                                                                      ------------    ------------

    NET DECREASE IN NET ASSETS ....................................     (2,114,872)    (31,855,466)

NET ASSETS

  Beginning of year ...............................................     52,533,480      84,388,946
                                                                      ------------    ------------
  END OF YEAR .....................................................   $ 50,418,608    $ 52,533,480
                                                                      ============    ============


  ACCUMULATED NET INVESTMENT LOSS .................................   $   (105,390)   $    (58,388)
                                                                      ============    ============


CHANGE IN SHARES

  Shares sold .....................................................      1,199,774       1,910,342
  Shares redeemed .................................................     (2,566,754)     (4,169,485)
                                                                      ------------    ------------
  NET DECREASE ....................................................     (1,366,980)     (2,259,143)
                                                                      ============    ============




See accompanying Notes to Financial Statements.

                                                                               9



                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a share outstanding throughout each year
--------------------------------------------------------------------------------

                                                             YEAR ENDED OCTOBER 31,
                                            --------------------------------------------------------
                                               2003        2002      2001        2000        1999
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year ......   $    6.40  $    8.07  $   20.69  $    21.72  $    17.75
                                            ---------  ---------  ---------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ...................       (0.04)     (0.07)     (0.07)      (0.18)      (0.15)
  Net realized and unrealized gain (loss)
    on investments ......................        1.02      (1.60)     (7.98)       2.66        5.40
                                            ---------  ---------  ---------  ----------  ----------
Total from investment operations ........        0.98      (1.67)     (8.05)       2.48        5.25
                                            ---------  ---------  ---------  ----------  ----------
LESS DISTRIBUTIONS:
  From net realized gains ...............        0.00       0.00      (4.57)      (3.51)      (1.28)
                                            ---------  ---------  ---------  ----------  ----------
  Net asset value, end of year ..........   $    7.38  $    6.40  $    8.07  $    20.69  $    21.72
                                            =========  =========  =========  ==========  ==========

Total return ............................       15.31%    (20.69%)   (49.40%)     11.21%      31.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions) ......   $   50.4   $   52.5   $   84.4   $   181.3   $   174.4

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ..............................        1.25%      1.25%      1.25%       1.25%       1.25%
  Net investment loss ...................       (0.57%)    (0.73%)    (0.67%)     (0.79%)     (0.73%)


-----------
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.
++ Net of fees waived. The combined fees waived were 0.61%, 0.33%, 0.21%, 0.10% and 0.11%, respectively.



See accompanying Notes to Financial Statements.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Provident Investment Counsel Growth Fund I (the "Fund") is one of five series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the Provident Investment Counsel Growth Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. INVESTMENT VALUATION. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. REDEMPTION FEES. Effective November 1, 2002, the Fund charges a 1% redemption fee to shareholders who redeem shares held for less than one month. Such fees are retained by the Fund and accounted for as an addition to paid in capital.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Trust and the Portfolio. PIC also provides management services necessary for the operations of the Trust and the Portfolio and furnishes office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. U.S. Bancorp receives an annual administration fee for its services of $15,000.

Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2013, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.25% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed for the year ended October 31, 2003 were $96,862 and $65,151, respectively.

At October 31, 2003, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund is $528,360. At October 31, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                             OCTOBER 31,
                         ----------------------------------------------------
                           2004                 2005                  2006
                           ----                 ----                  ----
                         $209,564             $156,783              $162,013

Quasar Distributors, LLC (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of U.S. Bancorp. The Distributor received no commissions from the sales or redemptions of the Fund's shares during the year ended October 31, 2003.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2003, the change in the value of the phantom account was unrealized appreciation of $9,869.

NOTE 4 - INVESTMENT TRANSACTIONS

For the year ended October 31, 2003, additions and reductions in the investments in the Portfolio aggregated $8,076,922 and $16,164,530, respectively. At October 31, 2003, the Fund owned 99.9% of the total net assets of the Portfolio.

NOTE 5 - INCOME TAXES AND DISTRIBUTION TO SHAREHOLDERS

As of October 31, 2003, the components of net assets on a tax basis were as follows:

     Net tax unrealized appreciation                              $ 8,402,972
                                                                  ===========

     Capital Loss carryforward expiring as follows:

               2009 ..........................................    (38,732,508)

               2010 ..........................................    (17,519,942)

               2011 ..........................................     (6,575,162)
                                                               --------------
                                                               $  (62,827,612)
                                                               ==============

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses, and deferred trustees compensation.

NOTE 6 - SUBSEQUENT EVENT

On December 18, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization to reorganize the Fund into a corresponding newly formed series of Advisors Series Trust.

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of PIC Investment Trust and the Shareholders of:

Provident Investment Counsel Growth Fund I

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Provident Investment Counsel Growth Fund I series of PIC Investment Trust (the "Trust") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 18, 2003


                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2003
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.9%
AIRLINES: 1.2%
    11,800       Ryanair Holdings PLC - ADR* ..................       $  607,701
                                                                      ----------

BIOTECHNOLOGY: 7.0%
    23,800       Amgen, Inc.* .................................        1,469,888
    12,400       Genentech, Inc.* .............................        1,016,428
    19,100       Gilead Sciences, Inc.* .......................        1,042,478
                                                                      ----------
                                                                       3,528,794
                                                                      ----------

BROADCASTING: 2.0%
    29,700       Univision Communications, Inc.* ..............        1,008,315
                                                                      ----------

CABLE/SATELLITE TV: 2.0%
    26,700       Echostar Communications Corp. - Class A* .....        1,023,144
                                                                      ----------

CHEMICALS/SPECIALTIES: 1.6%
    11,900       Praxair, Inc. ................................          828,002
                                                                      ----------

COMPUTER COMMUNICATIONS: 4.2%
   101,700       Cisco Systems, Inc.* .........................        2,133,666
                                                                      ----------

COMPUTER PERIPHERALS: 2.9%
    38,600       Maxtor Corp.* ................................          527,662
    37,900       Network Appliance, Inc.* .....................          935,372
                                                                      ----------
                                                                       1,463,034
                                                                      ----------

COMPUTER PROCESSOR HARDWARE: 1.8%
    25,400       Dell Computer Corp.* .........................          917,448
                                                                      ----------

CONTRACT DRILLING: 1.0%
    12,700       Nabors Industries, Ltd.* .....................          480,060
                                                                      ----------

DATA PROCESSING SERVICES: 2.5%
    32,000       Paychex, Inc. ................................        1,245,440
                                                                      ----------

DEPARTMENT STORES: 1.1%
     9,616       Kohl's Corp.* ................................          539,169
                                                                      ----------

DISCOUNT STORES: 1.9%
    25,400       Dollar Tree Stores, Inc.* ....................          969,772
                                                                      ----------

ELECTRICAL PRODUCTS EQUIPMENT: 3.1%
    67,600       Applied Materials, Inc.* .....................        1,579,812
                                                                      ----------

ELECTRONIC COMPONENTS: 2.6%
     6,200       Sandisk Corp.* ...............................          499,720
    76,200       Sanmina Corp.* ...............................          803,910
                                                                      ----------
                                                                       1,303,630
                                                                      ----------



  SHARES                                                                 VALUE
--------------------------------------------------------------------------------

FINANCIAL CONGLOMERATE/SERVICES: 2.0%
    30,700       CIT Group, Inc. ..............................       $1,032,134
                                                                      ----------

FINANCIAL SERVICES: 5.1%
     8,900       Freddie Mac ..................................          499,557
    53,000       SLM Corp. ....................................        2,075,480
                                                                      ----------
                                                                       2,575,037
                                                                      ----------
HOME IMPROVEMENT: 1.6%
    13,300       Lowe's Companies, Inc. .......................          783,769
                                                                      ----------

INFORMATION TECHNOLOGY SERVICES: 1.5%
    36,400       Amdocs, Ltd.* ................................          781,144
                                                                      ----------

INTERNET SOFTWARE/SERVICES: 2.4%
    28,200       Yahoo!, Inc.* ................................        1,232,340
                                                                      ----------

INVESTMENT COMPANIES: 3.4%
    18,100       Goldman Sachs Group, Inc. ....................        1,699,590
                                                                      ----------

MANAGED HEALTH CARE/HMO: 2.3%
    23,100       UnitedHealth Group, Inc. .....................        1,175,328
                                                                      ----------

MEDIA CONGLOMERATES: 2.3%
    28,800       Viacom, Inc. - Class B .......................        1,148,256
                                                                      ----------

MEDICAL SPECIALTIES: 5.5%
    16,200       Boston Scientific Corp.* .....................        1,097,064
    10,200       Guidant Corp. ................................          520,302
     9,400       St. Jude Medical, Inc.* ......................          546,704
     9,300       Zimmer Holdings, Inc.* .......................          593,433
                                                                      ----------
                                                                       2,757,503
                                                                      ----------

MORTGAGE/LENDING SERVICES: 1.7%
     8,200       Countrywide Financial Corp. ..................          861,984
                                                                      ----------

OILFIELD SERVICING AND EQUIPMENTS: 1.2%
    18,800       BJ Services Co.* .............................          616,828
                                                                      ----------

OTHER CONSUMER SERVICES: 4.2%
    15,500       Apollo Group, Inc. - Class A* ................          984,715
    20,000       eBay, Inc.* ..................................        1,118,800
                                                                      ----------
                                                                       2,103,515
                                                                      ----------

PACKAGED SOFTWARE: 9.5%
    15,800       Cognos, Inc.* ................................          544,626
    21,800       Mercury Interactive Corp.* ...................        1,012,392
    64,200       Microsoft Corp. ..............................        1,678,830
    43,200       SAP AG .......................................        1,578,528
                                                                      ----------
                                                                       4,814,376
                                                                      ----------


See accompanying Notes to Financial Statements.


14



                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS at October 31, 2003 - (Continued)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
PHARMACEUTICAL - GENERIC: 1.3%
      8,600     Barr Laboratories, Inc.* .......................     $   660,222
                                                                     -----------

PHARMACEUTICAL - MAJOR: 6.9%
     18,800     Eli Lilly & Co. ................................       1,252,456
     69,800     Pfizer, Inc. ...................................       2,205,680
                                                                     -----------
                                                                       3,458,136
                                                                     -----------

PHARMACEUTICAL - OTHER: 3.5%
     14,000     Forest Laboratories, Inc.* .....................         700,140
     18,400     Teva Pharmaceutical Industries, Inc. - ADR .....       1,046,776
                                                                     -----------
                                                                       1,746,916
                                                                     -----------

SEMICONDUCTORS: 5.8%
     25,200     Maxim Integrated Products, Inc. ................       1,252,692
     59,008     Taiwan Semiconductor Manufacturing Co.,
                    Ltd. - ADR* ................................         652,629
     32,700     Xilinx, Inc.* ..................................       1,036,590
                                                                     -----------
                                                                       2,941,911
                                                                     -----------

SPECIALTY INSURANCE: 1.2%
     11,900     Radian Group, Inc. .............................         629,510
                                                                     -----------

SPECIALTY STORES: 2.6%
     30,700     Bed Bath & Beyond, Inc.* .......................       1,296,768
                                                                     -----------

TOTAL COMMON STOCKS
                (cost $41,317,691) .............................      49,943,254
                                                                     -----------



PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

MONEY MARKET INVESTMENTS: 1.3%
$313,918        BlackRock Provident Institutional
                  Funds - TempCash Portfolio ...................     $   313,918
 313,918        BlackRock Provident Institutional
                  Funds - TempFund Portfolio ...................         313,918
                                                                     -----------
                                                                         627,836
                                                                     -----------

TOTAL MONEY MARKET INVESTMENTS
  (cost $627,836) ..............................................         627,836
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES
  (cost $41,945,527): 100.2% ...................................      50,571,090
                                                                     -----------



SHARES                                                                   VALUE
--------------------------------------------------------------------------------

OTHER ASSETS: 0.4%
Receivables:
  Dividends and interest ...................................         $    19,804
  Investment securities sold ...............................             156,195
  Other assets .............................................              26,262
                                                                     -----------
  Total Other Assets .......................................             202,261
                                                                     -----------
TOTAL ASSETS ...............................................          50,773,351
                                                                     -----------

LIABILITIES: (0.6%)
Payables:
  Investment securities purchased ..........................         $   178,559
  Due to Advisor (Note 3) ..................................               5,420
  Shares of beneficial interests redeemed ..................                 697
Deferred trustees' compensation (Note 3) ...................              64,272
Accrued expenses ...........................................              37,391
                                                                     -----------
  Total Liabilities ........................................             286,339
                                                                     -----------

NET ASSETS: 100.0% .........................................         $50,487,012
                                                                     ===========

------
     * Non-income producing security.
     ADR - American Depository Receipt


See accompanying Notes to Financial Statements.



                              PIC GROWTH PORTFOLIO


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Year Ended October 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME

  Income
    Dividends (net of foreign taxes of $4,625) ................    $    306,992
    Interest ..................................................          17,887
    Income from securities loaned - net .......................          10,248
                                                                   ------------
      Total Income ............................................         335,127
                                                                   ------------

  Expenses
    Investment advisory fees (Note 3) .........................         391,824
    Accounting services fees ..................................          65,750
    Administration fees (Note 3) ..............................          48,978
    Trustee fees (Note 3) .....................................          46,067
    Audit fees ................................................          23,999
    Custodian fees ............................................          20,322
    Legal fees ................................................          17,623
    Miscellaneous .............................................           4,806
    Insurance expense .........................................           3,291
                                                                   ------------
      Total expenses ..........................................         622,660
      Less: fees waived (Note 3) ..............................        (132,881)
                                                                   ------------
        Net expenses ..........................................         489,779
                                                                   ------------
NET INVESTMENT LOSS ...........................................        (154,652)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized loss on investments ............................      (6,648,543)
  Net unrealized appreciation on investments ..................      12,714,997
                                                                   ------------
    Net realized and unrealized gain on investments ...........       6,066,454
                                                                   ------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....    $  5,911,802
                                                                   ============


See accompanying Notes to Financial Statements.


                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED        YEAR ENDED
                                                OCTOBER 31, 2003  OCTOBER 31, 2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

  Net investment loss ..........................   $   (154,652)   $   (363,157)
  Net realized loss on investments .............     (6,648,543)    (17,686,476)
  Net unrealized appreciation on investments ...     12,714,997       3,519,756
                                                   ------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ................      5,911,802     (14,529,877)
                                                   ------------    ------------

TRANSACTIONS IN INTERESTS:

  Contributions by Holders .....................      8,143,746      15,977,659
  Withdrawals by Holders .......................    (17,413,453)    (33,428,533)
                                                   ------------    ------------

  Net decrease in net assets resulting
    from transactions in interests .............     (9,269,707)    (17,450,874)
                                                   ------------    ------------

    TOTAL DECREASE IN NET ASSETS ...............     (3,357,905)    (31,980,751)

NET ASSETS

  Beginning of year ............................     53,844,917      85,825,668
                                                   ------------    ------------
  END OF YEAR ..................................   $ 50,487,012    $ 53,844,917
                                                   ============    ============


--------------------------------------------------------------------------------
SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                  -----------------------------------------------
                                   2003      2002       2001       2000      1999
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:*

  Expenses .................       1.00%     1.00%      1.00%      1.00%     1.00%
  Net investment loss ......      (0.32%)   (0.48%)    (0.41%)    (0.53%)   (0.49%)
  Total return+ ............      15.56%   (20.44%)  --         --        --

Portfolio Turnover Rate ....      79.11%    83.09%    105.02%    148.85%    80.34%

----------
*    Net of fees waived of 0.27%, 0.12%, 0.02%, 0.00% and 0.00% of average net assets, respectively.
+    Required by the AICPA Audit and Accounting Guide for Investment Companies
     for periods beginning after December 15, 2000.


See accompanying Notes to Financial Statements.

                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

PIC Growth Portfolio (the "Portfolio") was organized on December 11, 1991 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the Portfolio is to achieve long term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Equity securities traded on NASDAQ are valued at NASDAQ Official Closing Price on the day of valuation. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. SECURITIES LOANS. The Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and an administration agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Portfolio. PIC also provides management services necessary for the operations of the Portfolio and furnishes office facilities. U.S. Bancorp receives for its services an administration fee at the annual rate of 0.10% of the average daily net assets of the Portfolio, subject to an annual minimum of $45,000.

PIC receives an investment advisory fee for its services to the Portfolio, at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. For the year ended October 31, 2003, PIC waived fees of $132,881.

The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Portfolio if, within three subsequent years, the Portfolio's expenses are less than the limit agreed to by the Advisor. At October 31, 2003, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Portfolio is $241,958. At October 31, 2003, the Adviser may recapture a portion of the above amounts no later the dates as stated below:

                                   OCTOBER 31,
          -----------------------------------------------------------------
           2004                      2005                            2006
           ----                      ----                            ----
          $21,125                  $87,952                         $132,881

                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2003, the change in the value of the phantom account included unrealized appreciation of $14,157.

NOTE 4 - INVESTMENT TRANSACTIONS

The Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC shall invest the cash collateral pursuant to investment guidelines set forth by the Portfolio, and may include commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. PFPC has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

At October 31, 2003, none of the securities were out to loan for the Portfolio.

The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 2003 were $37,452,141 and $44,650,513, respectively.

The cost of securities for federal income tax purposes was $42,119,064. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

       Gross unrealized appreciation . . . . . . . . . . .  $    9,134,307
       Gross unrealized depreciation . . . . . . . . . . .        (682,281)
                                                            --------------
       Net unrealized appreciation . . . . . . . . . . . .  $    8,452,026
                                                            ==============

                              PIC GROWTH PORTFOLIO


--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of and the Holders of Interest in:

PIC Growth Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Growth Portfolio (the "Portfolio") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the selected ratio data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 18, 2003

                   PROVIDENT INVESTMENT COUNSEL GROWTH FUND I


--------------------------------------------------------------------------------
SPECIAL MEETINGS OF SHAREHOLDERS
--------------------------------------------------------------------------------

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on March 4, 2003 to ratify the appointment of Kevin E. Villani and William S. Anderson to the Board of Trustees, and to elect Thomas M. Mitchell as an additional Trustee to the Board of Trustees.


                                           For          Against       Abstained
                                           ---          -------       ---------
Ratify the Appointment of Kevin
E. Villani and William S. Anderson       19,740,819      2,326        2,835,340

Approval of the Election of
Thomas M. Mitchell                       19,731,402      2,326        2,844,756

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on December 18, 2003 to approve an Agreement and Plan of Reorganization of the Fund into newly formed series of Advisors Series Trust

                                           For         Against        Abstained
                                           ---         -------        ---------
Approval of an Agreement and Plan of    6,785,578      9,280            270
Reorganization of the Fund into newly
formed series of Advisors Series Trust

                              PIC GROWTH PORTFOLIO

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION
--------------------------------------------------------------------------------

Background information for the Trustees and Officers of the Trust is presented below. The SAI includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-618-7643.

                                                                                              # OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                          POSITION(S)   TERM OF OFFICE                                        COMPLEX
NAME, ADDRESS             HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION              OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                   THE TRUST     TIME SERVED         DURING PAST FIVE YEARS            BY TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards         Trustee       Since 1993          Consulting principal of           8               Director of the PBHG
(age 57)                                                    Syrus Associates                                  Funds, Inc.; Director
76 Seaview Drive                                            (consulting firm).                                of PBHG Insurance
Santa Barbara, CA                                                                                             Series Fund, Inc.;
93108                                                                                                         Trustee of EQ Advisors
                                                                                                              Trust; Trustee, PIC
                                                                                                              Investment Trust, PIC
                                                                                                              Growth Portfolio, PIC
                                                                                                              Mid Cap Portfolio, PIC
                                                                                                              Small Cap Portfolio
                                                                                                              (the "PIC Funds").
------------------------------------------------------------------------------------------------------------------------------------

Richard N. Frank          Trustee       Since 1993          Chief Executive Officer,          8               Trustee, PIC Funds.
(age 80)                                                    Lawry's Restaurants, Inc.
234 E. Colorado Blvd.                                       (restaurant company);
Pasadena, CA                                                formerly, Chairman of
91101                                                       Lawry's Foods, Inc.
                                                            (restaurants and food
                                                            seasoning) (1997 - 2002).
------------------------------------------------------------------------------------------------------------------------------------

James Clayburn            Trustee       Since 1993          Dean Emeritus, John E.            8               Director, The Payden &
LaForce                                                     Anderson Graduate School                          Rygel Investment
(age 75)                                                    of Management, University                         Group, The
P.O. Box 1585                                               of California, Los Angeles.                       Metzler/Payden
Pauma Valley, CA                                                                                              Investment Group,
95061                                                                                                         BlackRock Funds,
                                                                                                              Jacobs Engineering,
                                                                                                              Timken Co., Cancervax;
                                                                                                              Trustee of Advisors
                                                                                                              Series Trust; Trustee,
                                                                                                              PIC Funds.
------------------------------------------------------------------------------------------------------------------------------------

Wayne H. Smith            Trustee       Since 1993          Employee of Avery                 8               Director, Sunlaw
(age 62)                                                    Dennison Corporation                              Energy Company (an
150 N. Orange                                               ("Avery") (pressure sensitive                     independent electrical
Grove Blvd.                                                 material and office products                      power company, Vernon,
Pasadena, CA                                                manufacturer) since June                          California (2/1/2002
91103                                                       2002; Vice President of Avery                     to Present); Trustee,
                                                            (1979 - June 2002); Treasurer                     PIC Funds.
                                                            of Avery (1979-2001).
------------------------------------------------------------------------------------------------------------------------------------

Kevin E. Villani          Trustee       Since 2002          Consultant (1999-2002),           8               Trustee, PIC Funds
(age 55)                                                    Executive Vice
5658 Dolphin Place                                          President/Chief Executive
La Jolla, CA 92037                                          Officer of ICII, a Financial
                                                            Services Company.
------------------------------------------------------------------------------------------------------------------------------------




22


                              PIC GROWTH PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION - (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              # OF
                                                                                              PORTFOLIOS
                                                                                              IN FUND
                          POSITION(S)   TERM OF OFFICE                                        COMPLEX
NAME, ADDRESS             HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION              OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                   THE TRUST     TIME SERVED         DURING PAST FIVE YEARS            BY TRUSTEE      HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

William S.                Trustee       Since 2002          Executive Vice President of       8               Director of Mellon
Anderson                                                    Topa Equities, Ltd., a                            First Business Bank
(age 45)                                                    Diversified Holding                               (since 1997); Director
1800 Avenue of the                                          Company.                                          of Southern Nile
Stars, Suite 1400                                                                                             Company (since 2000);
Los Angeles, CA                                                                                               Trustee, PIC Funds.
90067
------------------------------------------------------------------------------------------------------------------------------------
Thomas M.                 President     Since 2000          Managing Director of the          8               Trustee, PIC Funds
Mitchell*                 and                               Advisor since May 1995;
(age 59)                  Trustee                           Executive Vice President of
300 North Lake                                              the Advisor from May 1983
Avenue                                                      to May 1999.
Pasadena, CA
91101
------------------------------------------------------------------------------------------------------------------------------------
Thomas J.                 Trustee       Since 1993          Managing Director of the          8               Trustee, PIC Funds
Condon*                                                     Advisor.
(age 65)
300 North Lake
Avenue
Pasadena, CA
91101
------------------------------------------------------------------------------------------------------------------------------------
Aaron W.L.                Vice          Since 1999          Chief Operating Officer of        8               N/A
Eubanks, Sr.*             President                         the Advisor since August
(age 41)                  and                               1999; formerly, Director of
300 North Lake            Secretary                         Operations of the Advisor.
Avenue
Pasadena CA
91101
------------------------------------------------------------------------------------------------------------------------------------
William T.                Vice          Since 1999          Chief Financial Officer of        8               N/A
Warnick*                  President                         the Advisor since August
(age 36)                  and                               1999; formerly Controller
300 North Lake            Treasurer                         of the Advisor.
Avenue
Pasadena, CA
91101
------------------------------------------------------------------------------------------------------------------------------------

* Denotes Trustees who are "interested persons" of the Trust under the 1940 Act.


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



                      This page intentionally left blank.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS


--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS-- PIC INVESTMENT TRUST AND PIC PORTFOLIOS
--------------------------------------------------------------------------------
WILLIAM S. ANDERSON, Trustee
THOMAS J. CONDON, Trustee
JETTIE M. EDWARDS, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
WAYNE H. SMITH, Trustee
KEVIN E. VILLANI, Trustee
THOMAS M. MITCHELL, President and Trustee
AARON W.L. EUBANKS, SR., Vice President and Secretary
WILLIAM T. WARNICK, Vice President and Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PROVIDENT INVESTMENT COUNSEL
300 N. Lake Avenue
Pasadena,  CA 91101
(626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
QUASAR DISTRIBUTORS, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP



--------------------------------------------------------------------------------
WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?
--------------------------------------------------------------------------------


COMMITMENT TO OUR SHAREHOLDERS
------------------------------
     o    Dedicated investment team managing your investments
     o    Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
----------------------------
     o    "Pure growth" philosophy and consistent investment style
     o "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS
------------------------------------
     o    Significant number of professionals committed to growth philosophy
     o    Transparent process that "digs deep" into company fundamentals




--------------------------------------------------------------------------------
This annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after December 31, 2003, this annual report must be accompanied by performance updates for the most recent calendar quarter.

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


                         Dealer Services: (800) 385-4053

                      Shareholder Services: (800) 618-7643

                            Website: www.provnet.com


                                                                         (12/03)

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (626) 449-8500.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there are at least two audit committee financial expert serving on its audit committee. Wayne Smith and Kevin Villani are the audit committee financial experts and are considered to be independent.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10:  EXHIBITS.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           PIC GROWTH PORTFOLIO

           By (Signature and Title)         /S/ THOMAS M. MITCHELL
                                             ----------------------
                                            Thomas M. Mitchell, President

           December 22, 2003



           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


           By (Signature and Title)  /S/ WILLIAM T. WARNICK
                                     ----------------------
                                      William T. Warnick,
                                      Vice President and Treasurer


           December 22, 2003